Other assets - Deferred lease inducements asset (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Lease Inducements Asset [Roll Forward]
Balance, beginning of year	$ 784	$ 927
Amortization	(143)	(143)
Balance, end of year	$ 641	$ 784